Loans Receivable And Allowance For Credit Losses (Allowance For Credit Losses) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning Balance	$ 11,100	$ 15,465	$ 14,892
Charge-offs	(1,657)	(6,435)	(3,487)
Recoveries	446	30
Provision for credit losses	(1,067)	2,040	4,060
Ending Balance	8,822	11,100	15,465
One-To Four-Family Loans - Originated [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning Balance	6,074	4,915	3,813
Charge-offs	(637)	(892)	(414)
Recoveries	14	16
Provision for credit losses	320	2,035	1,516
Ending Balance	5,771	6,074	4,915
One-To Four-Family Loans - Purchased [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning Balance	4,453	9,901	10,425
Charge-offs	(761)	(5,186)	(2,928)
Recoveries	398	8
Provision for credit losses	(1,604)	(270)	2,404
Ending Balance	2,486	4,453	9,901
One-To Four-Family Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning Balance	10,527	14,816	14,238
Charge-offs	(1,398)	(6,078)	(3,342)
Recoveries	412	24
Provision for credit losses	(1,284)	1,765	3,920
Ending Balance	8,257	10,527	14,816
Multi-Family And Commercial [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning Balance	219	254	275
Provision for credit losses	(34)	(35)	(21)
Ending Balance	185	219	254
Consumer [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning Balance	354	395	379
Charge-offs	(259)	(357)	(145)
Recoveries	34	6
Provision for credit losses	251	310	161
Ending Balance	$ 380	$ 354	$ 395